Other Non- current Liabilities	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Non Current Liabilities [Abstract]
Other Non- current Liabilities
30)	OTHER NON-CURRENT LIABILITIES

	As at March 31
Particulars	2017	2018
Deferred rent liabilities	1,027	1,617
Employee related payables	—	584
Total	1,027	2,201